SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 10, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Funds For Institutions Series (“FFI”), on behalf of its series BlackRock Treasury Strategies Institutional Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on October 23, 2020 (the “Meeting”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held solely for the purpose of seeking shareholder approval to liquidate and terminate the Fund and FFI.

Please do not hesitate to contact me at (212) 839-5511 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Douglas E. McCormack
Douglas E. McCormack

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Tricia Meyer, Esq., BlackRock Advisors, LLC
John A. MacKinnon, Esq., Sidley Austin LLP

SIDLEY AUSTIN (NY) LLP IS A DELAWARE LIMITED LIABILITY PARTNERSHIP DOING BUSINESS AS SIDLEY AUSTIN LLP AND PRACTICING IN AFFILIATION WITH OTHER SIDLEY AUSTIN PARTNERSHIPS.